GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund

(the “Funds”)

Supplement dated April 8, 2021 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated April 29, 2020, as supplemented to date

Effective immediately, Nora Creedon no longer serves as a portfolio manager for the Funds. Timothy Ryan and Kristin Kuney will continue to serve as portfolio managers for the Real Estate Securities Fund.

In addition, effective immediately, Kristin Kuney serves as a portfolio manager for the Global Real Estate Securities Fund. Frankie Chun Wah Lee will continue to serve as portfolio manager for the Global Real Estate Securities Fund.

In addition, effective immediately, Abhinav Zutshi serves as a portfolio manager for the Global Infrastructure Fund. Kristin Kuney will continue to serve as portfolio manager for the Global Infrastructure Fund.

Accordingly, effective immediately, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references to Ms. Creedon in the Prospectuses, Summary Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Real Estate Securities Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Timothy Ryan, CFA, Managing Director, has managed the Fund since 2010; and Kristin Kuney, CFA, Managing Director, has managed the Fund since 2017.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Global Real Estate Securities Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Frankie Chun Wah Lee, Vice President, has managed the Fund since 2015; and Kristin Kuney, CFA, Managing Director, has managed the Fund since 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Global Infrastructure Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Kristin Kuney, CFA, Managing Director, has managed the Fund since 2020; and Abhinav Zutshi, CFA, Vice President, has managed the Fund since 2021.

The following replaces in its entirety the table in the “Real Estate Securities Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Timothy Ryan, CFA Managing Director	Portfolio Manager— Real Estate Securities	Since 2010	Mr. Ryan joined the Investment Adviser in 2010.
Frankie Chun Wah Lee Vice President	Portfolio Manager— International Real Estate Securities Global Real Estate Securities	Since 2011 2015	Mr. Lee joined the Investment Adviser as a portfolio manager in 2010.
Kristin Kuney, CFA Managing Director	Portfolio Manager— Real Estate Securities Global Real Estate Securities	Since 2017 2021	Ms. Kuney joined the Investment Adviser in 2000 and the Real Estate Team in 2004.
Abhinav Zutshi, CFA Vice President	Portfolio Manager— International Real Estate Securities	Since 2018	Mr. Zutshi joined the Investment Adviser in April 2009.

The following row is added to the table in the “Global Infrastructure Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Abhinav Zutshi, CFA Vice President	Portfolio Manager— Global Infrastructure	Since 2021	Mr. Zutshi joined the Investment Adviser in April 2009.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

RESTBSTK 04-21